EMPLOYEE BENEFITS - Schedule of RSU and SEU's Vested (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	248,729	257,079	266,300
RSUs | Grant Price, 2019, 87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	1,750
Grant price (in usd per share)	$ 87.44
RSUs | Grant Price, 2019, from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		59,099
RSUs | Grant Price, 2019, from 52.10 to 103.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 52.10
RSUs | Grant Price, 2019, from 52.10 to 103.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 103.75
RSUs | Grant Price, 2020, from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	46,315	64,232
RSUs | Grant Price, 2020, from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 130.99	$ 130.99
RSUs | Grant Price, 2020, from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 189.53	$ 189.53
RSUs | Grant Price, 2021, from 232.11 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	31,652
RSUs | Grant Price, 2021, from 232.11 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 232.11
RSUs | Grant Price, 2021, from 232.11 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 298.47
RSUs | Grant Price, 2021, from 200.61 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		37,455
RSUs | Grant Price, 2021, from 200.61 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 200.61
RSUs | Grant Price, 2021, from 200.61 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 298.47
RSUs | Grant Price, 2022, from 167.46 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	38,543	47,029
RSUs | Grant Price, 2022, from 167.46 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 167.46	$ 167.46
RSUs | Grant Price, 2022, from 167.46 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 265.96	$ 265.96
RSUs | Grant Price, 2023, from 137.78 to 235.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	66,926
RSUs | Grant Price, 2023, from 137.78 to 235.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 137.78
RSUs | Grant Price, 2023, from 137.78 to 235.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 235.62
RSUs | Grant Price, 2023, from 137.78 to 173.26
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		49,264
RSUs | Grant Price, 2023, from 137.78 to 173.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 137.78
RSUs | Grant Price, 2023, from 137.78 to 173.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 173.26
RSUs | Grant Price, 2024, from 160.00 to 244.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	63,543
RSUs | Grant Price, 2024, from 160.00 to 244.61 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 160.00
RSUs | Grant Price, 2024, from 160.00 to 244.61 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 244.61
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	8,632	9,924
SEU | Grant Price, 2022, from 154.06 to 225.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares	8,632
SEU | Grant Price, 2022, from 154.06 to 225.93 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 154.06
SEU | Grant Price, 2022, from 154.06 to 225.93 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 225.93
SEU | Grant Price, 2022, from 186.75 to 226.50
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares) | shares		9,924
SEU | Grant Price, 2022, from 186.75 to 226.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 186.75
SEU | Grant Price, 2022, from 186.75 to 226.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)		$ 226.50